Stockholders’ Equity (Deficit) (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	May 11, 2024	Apr. 01, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 14, 2024	Mar. 01, 2024	Apr. 27, 2023	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized			5,000,000			5,000,000	5,000,000			50,000,000
Preferred stock, shares outstanding			0			0	0
Preferred stock, par value			$ 0.0001			$ 0.0001	$ 0.0001
Preferred stock. voting rights						none	none
Dividends, Preferred Stock						$ 0	$ 0
Preferred Stock, Liquidation Preference, Value						$ 0	$ 0
Preferred Stock, Redemption Price Per Share						$ 0	$ 0
Preferred Stock, Convertible, Conversion Price						$ 0	$ 0
Common stock, shares authorized			500,000,000	50,000,000		500,000,000	500,000,000			50,000,000
Common stock, shares issued			1,883,277			1,806,612	1,334,270
Common stock, shares outstanding			1,883,277			1,806,612	1,334,270
Common stock, par value			$ 0.0001			$ 0.0001	$ 0.0001
Common stock, voting rights			Voting at 1 vote per share
Stock Issued During Period, Value, New Issues				$ 25,308		$ 25,308
Share price			$ 0.00001
Stock Issued During Period, Value, Issued for Services						272,750
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture			$ 147,334	116,250		$ 1,215,365	$ 1,309,524
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross						101,930	28,623
Shares Issued, Value, Share-Based Payment Arrangement, Forfeited						$ 23,920
Preferred stock, shares issued			0			0	0
Stock Issued During Period, Value, Acquisitions							$ 50,000
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture							28,623
[custom:FairValueAdjustmentOfStockOptions]							$ 357,400
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period						139,322
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number			26,000			65,000
Expected term (years)						5 years	5 years
Expected volatility							62.00%
Expected dividend						0.00%	0.00%
Risk free interest rate						4.00%	1.64%
Stockholders deficit			$ (3,312,101)	3,659,799		$ (1,906,206)	$ 5,785,447				$ 21,868,446
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares							34,526
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized								500,000,000
Next NRG Holding Corp [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized						100,000	100,000
Common stock, shares issued						100,000	100,000
Common stock, shares outstanding						100,000	100,000
Common stock, par value						$ 0.001	$ 0.001
Stock Issued During Period, Value, New Issues			$ 1
Share price			$ 0.00001
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold						$ 209,106
Stock based compensation			$ 190,312
Stockholders deficit			$ (711,219)	34,182		(486,398)	35,082				$ 47,065
Notes payable						$ 74,559	$ 1,732
Next NRG Holding Corp [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized									50,000,000
Preferred stock, par value									$ 0.00001
Common stock, shares authorized									1,000,000,000
Common stock, par value									$ 0.00001
Stock Issued During Period, Value, New Issues					$ 3,700,000
Next NRG Holding Corp [Member] | Consulting Agreement [Member] | Compensation One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
[custom:DescriptionOfCompensation]			$250,000 during year 1, with an increase of 4% annually each year thereafter,
Next NRG Holding Corp [Member] | Consulting Agreement [Member] | Compensation Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
[custom:DescriptionOfCompensation]			2,700,000 share of Series A common stock and 1,800,000 shares of Series B common stock, vesting will occur ¼ on each anniversary at the end of month 12, 24, 36 and 48,
Next NRG Holding Corp [Member] | Consulting Agreement [Member] | Compensation Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
[custom:DescriptionOfCompensation]			Based on mutually agreed upon key performance indicators, additional shares of Series A (900,000 shares) and B (600,000) shares common stock; and
Next NRG Holding Corp [Member] | Consulting Agreement [Member] | Compensation Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
[custom:DescriptionOfCompensation]			Cash bonuses in year 4 and 5 based on mutually agreed upon key performance indicators.
Next NRG Holding Corp [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized			500,000,000			500,000,000
Common stock, shares issued			17,700,000			0
Common stock, shares outstanding			15,000,000			0
Common stock, par value			$ 0.00001			$ 0.00001
Expenses			$ 190,312
Next NRG Holding Corp [Member] | Common Class A [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized									500,000,000
Next NRG Holding Corp [Member] | Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized			500,000,000			500,000,000
Common stock, shares issued			11,800,000			0
Common stock, shares outstanding			10,000,000			0
Common stock, par value			$ 0.00001			$ 0.00001
Expenses			$ 190,312
Next NRG Holding Corp [Member] | Common Class B [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized									500,000,000
Next NRG Holding Corp [Member] | Series X Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized			50,000,000			50,000,000
Preferred stock, shares outstanding			1			0
Preferred stock, par value			$ 0.00001			$ 0.00001
Preferred stock, shares issued			1			0
Preferred stock, shares designated			1
Next NRG Holding Corp [Member] | Series A and B Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares			4,500,000
Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount			$ 176,800
Weighted average period for recognition			1 year 3 months 14 days			1 year 3 months 7 days
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture			$ 147,334	$ 192,061
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross						330,554	48,340
Unrecognized stock compensation expense related to restricted stock						$ 324,134
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares			114,336			114,336	42,191				15,878
Restricted Stock [Member] | Next NRG Holding Corp [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares
Restricted Stock [Member] | Next NRG Holding Corp [Member] | Series A and B Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average period for recognition			3 years 11 months 1 day
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross			4,500,000
Unrecognized stock compensation expense related to restricted stock			$ 8,944,688
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares			4,500,000
Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture						$ 73,920
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross						101,930	11,429
Shares Issued, Value, Share-Based Payment Arrangement, before Forfeiture						$ 73,920
Stock or Unit Option Plan Expense						7,973
Stock Option, Down Round Feature, Increase (Decrease) in Equity, Amount						$ 0
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture						101,930
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value							$ 153,125
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period							14,694
Stock based compensation						$ 9,375
[custom:NonvestingInServiceBasedGrants]						$ 14,063
Lender [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues	62,400	156,000
Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross						21,930
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold						$ 50,000
Chief Executive Officer [Member] | Next NRG Holding Corp [Member] | Series X Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, par value			$ 0.00001
Preferred stock, shares designated			1
Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross							2,500
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture						80,000
[custom:StockOptionGrantDateFairValue]							$ 7,400
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number							1,250
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsVestedAndExpectedToVestOutstandingFairValue-0]							$ 3,700
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number							1,250
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period							3,700
Officers And Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross							26,123
Stock Issued During Period, Value, Stock Options Exercised							$ 350,000
Stock based compensation expense						$ 1,525,146	1,412,283
Related Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock based compensation						$ 1,215,365	$ 694,524
Stockholders deficit			$ 0
Related Party [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock. voting rights			1			1
Common stock, shares issued			15,000,000
Common stock, par value			$ 0.00001			$ 0.00001
Related Party [Member] | Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock. voting rights			10			10
Common stock, shares issued			10,000,000
Common stock, par value			$ 0.00001			$ 0.00001
Exchange shares			100,000
Related Party [Member] | Series X Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized			50,000,000
Preferred stock, shares outstanding			1
Preferred stock, par value			$ 0.00001
Preferred stock. voting rights			A
Preferred stock, shares issued			1
Preferred stock, shares designated			1
Related Party [Member] | Next NRG Holding Corp [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Notes payable			$ 742			$ 74,559
Third Party [Member] | Next NRG Holding Corp [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock based compensation			$ 190,312
Third Party [Member] | Next NRG Holding Corp [Member] | Series A and B Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Per share			$ 2.03
Stock based compensation			$ 9,135,000
Notes Payable One [Member] | Lender [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Controlling interest rate						5.00%
Notes Payable One [Member] | Related Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price						$ 4.85
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized						500,000,000	500,000,000
Common stock, shares issued			1,883,277			1,806,612	1,334,270
Common stock, shares outstanding			1,883,277			1,806,612	1,334,270
Common stock, par value						$ 0.0001	$ 0.0001
Common stock, voting rights						Voting at 1 vote per share	Voting at 1 vote per share
Stock Issued During Period, Shares, New Issues				3,357		3,357
Stock Issued During Period, Value, New Issues
Share price							$ 60
[custom:CommissionPercentage-0]						3.00%
Deferred Offering Costs						$ 25,308
Stock Issued During Period, Shares, Issued for Services			376			40,000	1,707
Stock Issued During Period, Value, Issued for Services						$ 4	$ 102,759
Stock Issued During Period, Shares, Other						40,000	1,707
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture						$ 26	$ 2
Stock Issued During Period, Shares, Acquisitions							2,016
Stock Issued During Period, Value, Acquisitions
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture				2,604		268,986	18,373
Stockholders deficit			$ 188	$ 133		$ 181	$ 135				$ 133
Common Stock [Member] | Next NRG Holding Corp [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stockholders deficit						100	100				100
Common Stock [Member] | Next NRG Holding Corp [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Value, New Issues
Stockholders deficit			150	150		150	150
Common Stock [Member] | Next NRG Holding Corp [Member] | Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Value, New Issues
Stockholders deficit			$ 100	$ 100		$ 100	$ 100
Common Stock [Member] | Next NRG Holding Corp [Member] | Series X Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues			1
Common Stock [Member] | Acquisition [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price							$ 24.80
Common Stock [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price						$ 7.65
Per share						4.80
Common Stock [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price						8.83
Per share						$ 11.98
Common Stock [Member] | Related Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized			1,000,000,000			1,000,000,000
Common stock, shares issued			29,500,000			29,500,000
Common stock, shares outstanding			25,000,000			25,000,000
Share price							$ 71.28
Stock Issued During Period, Shares, Issued for Services						268,986	18,373
Stock Issued During Period, Value, Issued for Services						$ 1,215,365	$ 1,309,524
Common Stock [Member] | Related Party [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized			500,000,000			500,000,000
Common stock, shares issued			17,700,000			17,700,000
Common stock, shares outstanding			15,000,000			15,000,000
Common Stock [Member] | Related Party [Member] | Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized			500,000,000			500,000,000
Common stock, shares issued			11,800,000			11,800,000
Common stock, shares outstanding			10,000,000			10,000,000
Common Stock [Member] | Related Party [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price						$ 4.38
Common Stock [Member] | Related Party [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price						$ 8.78
Common Stock [Member] | Notes Payable [Member] | Related Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues			76,289			264,000
Stock Issued During Period, Value, New Issues			$ 345,893			$ 919,500
[custom:IssuanceOfSharesOwnershipPercentage]			20.00%			9.99%
[custom:NumberOfSharesRemainUnissued]						104,000
Common Stock [Member] | Notes Payable [Member] | Related Party [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price			$ 4.20			$ 5.18
Common Stock [Member] | Notes Payable [Member] | Related Party [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price			$ 4.83			$ 6.78
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues
Stock Issued During Period, Value, New Issues
Stock Issued During Period, Value, Issued for Services
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture
Stock Issued During Period, Value, Acquisitions
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture
Stockholders deficit
Preferred Stock [Member] | Next NRG Holding Corp [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized			50,000,000
Preferred stock, par value			$ 0.00001
Preferred Stock [Member] | Next NRG Holding Corp [Member] | Series X Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Value, New Issues
Stockholders deficit